Summary of Changes in Stock Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Stock Options
Number of options outstanding, Ending Balance | shares	2,300,000	1,528,000	2,380,000
Weighted average exercise price, Ending Balance | $ / shares	$ 1.27	$ 0.79	$ 0.70
Number of options outstanding, Granted | shares		1,442,000	90,000
Weighted average exercise price, Granted | $ / shares		$ 1.86	$ 2.00
Number of options outstanding, Exercised | shares	(440,000)	(669,000)	(782,000)
Weighted average exercise price, Exercised | $ / shares	$ 1.65	$ 1.33	$ 0.69
Number of options outstanding, Expired | shares	(240,000)	(1,000)	(30,000)
Weighted average exercise price, Expired | $ / shares	$ 0.79	$ 0.50	$ 1.14
Number of options outstanding, Cancelled | shares			(130,000)
Weighted average exercise price, Cancelled | $ / shares			$ 0.97
Number of options outstanding, Ending Balance | shares	1,620,000	2,300,000	1,528,000
Weighted average exercise price, Ending Balance | $ / shares	$ 1.24	$ 1.27	$ 0.79
Number of options Exercisable, Ending Balance | shares	1,620,000
Weighted average shares exercisable, Ending Balance | $ / shares	$ 1.24